SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 10: SUBSEQUENT EVENTS

Employee options/warrants

On October 15, 2016, the Company granted 61,599 options to Sean Bradley as compensation for services rendered. The options are exercisable at $0.125 for three years, vesting immediately. The exercise price was determined using the 10-day average closing price beginning with the closing price on October 1, 2016.

Common stock

In October 2016, the Company issued 41,666 shares of its common stock for consulting services rendered valued at $4,292.

In November 2016, the Company issued 41,666 shares of its common stock for consulting services valued at $4,917.

Recent Developments

On December 7, 2016, the Board, based upon the recommendation of the Compensation Committee and the Company’s outside executive compensation consulting firm, approved an extension to and modification of the existing employment contract with Dr. Carr Bettis, the Executive Chairman of the Company (the “Bettis Employment Contract”), as well as the grant of certain equity awards to Dr. Bettis under the 2016 Plan. To best preserve the Company’s limited cash resources, the Bettis Employment Contract provides generally that Dr. Bettis’s base compensation is paid in the form of restricted stock units (“RSUs”).

In its December 7, 2016 action by written consent, the Company’s Board of Directors approved an award of restricted stock units (the “Bettis RSU’s”) to Dr. Bettis in consideration of services Dr. Bettis rendered subsequent to June 30, 2016. The number of Bettis RSUs awarded was 602,620, which was determined by dividing $72,917 (the amount of compensation for the period July 1, 2016 through November 30, 2016) by $0.121, representing the 10-day average closing price of the Company’s Common Stock over the 10 trading days beginning November 17, 2016 (the “Award Pricing Methodology”). The Bettis RSUs of Dr. Bettis vest upon the satisfaction of both of the following conditions: (i) Dr. Bettis remains in service to the Company continuously through and until June 30, 2017, and (ii) the Company undergoes a change of control during the seven-year term of the award (the “Award Vesting Conditions”). The Board also approved the grant to Dr. Bettis of a long-term equity component of his compensation in the form of an RSU with a seven-year term representing the right to receive, subject to the terms and upon the conditions of the RSU, 250,000 shares of the Company’s Common Stock, with such number of shares to be reduced by the number of shares, if any, that are awarded to Dr. Bettis in connection with the Performance Option Unit Agreement granted Dr. Bettis in January 2016 under the 2016 Plan. This RSU is also subject to the Award Vesting Conditions.

Also on December 7, 2016, the Board, based upon the recommendation of the Compensation Committee and the Company’s outside executive compensation consulting firm, approved an increase to the base salary of Todd Bankofier, the Company’s Chief Executive Officer. Mr. Bankofier’s base annual salary was increased to $175,000. Mr. Bankofier also received a restricted stock unit award under the 2016 Plan (the “Bankofier RSUs”). The Bankofier RSUs have a seven-year term and represent the right to receive, subject to the terms and upon the conditions of the RSU award, 250,000 shares of the Company’s Common Stock, with such number of units to be reduced by the number of shares, if any, that are awarded to Mr. Bankofier in connection with the Performance Option Unit Agreement granted Mr. Bankofier in January 2016 under the 2016 Plan. The Bankofier RSUs vest under the Award Vesting Conditions.

NOTE 15: SUBSEQUENT EVENTS

On February 12, 2016, the Company modified the employment agreement for Sean Bradley to limit the number of option awards he can receive in lieu of $6,250 cash per quarter to 150,000 options per quarter.

On February 12, 2016, the Company awarded 500,000 warrants to Dr. Carr Bettis as incremental awards to further reduce the Company’s liability to him for his annual compensation. The exercise price is determined using the 10-day average closing price beginning with the closing price on Feb 16, 2016.

On March 18, 2016, the company successfully filed a patent application with the U.S. Patent and Trademark Office (PTO):

No.	I.D.	Status	Title

10	US25245897	Pending	Modular Systems For Selectively Enabling Cloud-Based Assistive Technologies